Deferred tax assets have not been recognized in respect of the following deductible temporary differences: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Tax losses carried forward	$ 84,156,050	$ 50,961,545
Intangible assets and goodwill	32,732,062	43,507,284
Investments	5,112,068	2,923,560
Financing and share issuance costs	9,694,771	3,637,251
Long-term debt		396,182
Other temporary differences	390,249	565,788
Deferred tax asset not recognized	$ 132,085,200	$ 101,991,610